As filed with the Securities and Exchange Commission on December 19, 2024

Securities Act File No. 333-267188
Investment Company Act File No. 811-23823

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

	☐	Pre-Effective Amendment No.__
	☒	Post-Effective Amendment No. 35

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

	☒	Amendment No. 38

TEMA ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

Brookfield Place
200 Vesey Street, Suite 24106
New York, New York 10281
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

Matthew Keeling
Tema ETFs LLC
Brookfield Place
200 Vesey Street, Suite 24106
New York, New York 10281

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On January 8, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 16 to the Registration Statement of only the Tema ETF Trust on behalf of Tema Endowment ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on September 13, 2024 (Accession Number 0001999371-24-011915), are herein incorporated by reference. This filing does not relate to the Tema Electrification filing. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until January 8, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 19th day of December 2024.

Tema ETF Trust

By:	/s/ Matthew Keeling
Name:	Matthew Keeling
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Keeling	President and Trustee	December 19, 2024
Matthew Keeling

*	Trustee	December 19, 2024
Richard Keary

*	Trustee	December 19, 2024
John Jacobs

*	Trustee	December 19, 2024
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	December 19, 2024
Josh Hunter

*By:	/s/ Matthew Keeling
Matthew Keeling

* Attorney-In-Fact – Pursuant to Power of Attorney previously filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s Registration Statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.